SHARE- BASED COMPENSATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Shares $ / shares shares	Dec. 31, 2024 USD ($) Shares $ / shares shares	Dec. 31, 2023 USD ($) Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option and incentive plans description	Evogene Ltd. 2013 Share Option Plan and Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares that generally expire 10 years from the grant date.
Employees, Directors and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Shares	233,500	217,300	62,600
Fair value of options granted	$ 188,000	$ 208,000	$ 204,000
Weighted average outstanding remaining contractual term of options	7 years 5 months 23 days	6 years 9 months 29 days
Weighted average fair value of options granted | $ / shares	$ 0.81	$ 0.96
Fair value of Restricted Share Units granted	$ 89,000	$ 1,084,000
Number of options approved to grant | shares	31,500	151,013
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of RSU granted		$ 12,500	$ 265,000
Number of RSUs, Granted | Shares	0	1,300	35,260